UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Steven Alfano
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            1/31/05



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

CENTURY SMALL CAP SELECT FUND
Portfolio of Investments
January 31, 2005
(Unaudited)


            Shares                                                                                                Value
            ------                                                                                              -----------
                                CONSUMER DISCRETIONARY - 25.0%

            107,640             America's Car-Mart, Inc.*                                                       $3,982,680
            219,420             Beacon Roofing Supply, Inc.*                                                     4,388,400
             11,756             Bright Horizons Family Solutions, Inc.*                                            688,902
             69,050             Casual Male Retail Group, Inc.*                                                    386,715
             70,980             Cato Corp.                                                                       2,157,792
             42,200             Charles River Associates, Inc.*                                                  1,834,012
            282,330             Digital Theater Systems, Inc.*                                                   5,762,355
            435,380             Fred's, Inc.                                                                     7,170,709
            171,260             Gildan Activewear, Inc.*                                                         6,264,691
            203,950             Goody's Family Clothing, Inc.                                                    1,898,775
             77,400             Greenfield Online, Inc.*                                                         1,413,324
            213,300             Harris Interactive, Inc.*                                                        1,591,218
            163,400             Lifeline Systems, Inc.*                                                          4,459,186
             51,210             Marvel Enterprises, Inc.*                                                          914,611
            381,690             Princeton Review, Inc.*                                                          2,179,450
            483,700             Providence Service Corp.*                                                        9,819,110
            232,320             Ritchie Bros. Auctioneers, Inc.                                                  7,352,928
            214,090             Ruby Tuesday, Inc.                                                               5,446,450
            137,870             Schawk, Inc.                                                                     2,641,014
            205,450             Scientific Games Corp.*                                                          5,284,174
            171,566             Standard Parking Corp.*                                                          2,602,656
            187,770             Tractor Supply Co.*                                                              6,722,166
            179,820             Tuesday Morning Corp.*                                                           5,166,229
            122,800             USANA Health Sciences, Inc.*                                                     4,467,463
                                                                                                             --------------
                                                                                                                94,595,010
                                                                                                             --------------
                                CONSUMER STAPLES - 1.2%

            132,370             Church & Dwight Co., Inc.                                                        4,557,499
                                                                                                             --------------

                                FINANCIAL SERVICES - 17.0%

            246,950             Advent Software, Inc.*                                                           4,753,788
             13,300             American Equity Invt. Life Hld. Co.                                                139,905
            126,480             Bancorp Rhode Island, Inc.                                                       4,947,897
            216,581             Blackbaud, Inc.                                                                  2,895,687
            259,680             Capital Trust, Inc.                                                              8,340,922
             34,200             Community Bancorp.*                                                                958,284
            288,095             Encore Capital Group, Inc.*                                                      5,787,829
             90,960             First Community Bancorp, Inc.                                                    3,871,258
            349,440             First Niagara Financial Group, Inc.                                              4,769,856
            143,730             Jones Lang LaSalle, Inc.*                                                        5,138,348
            499,200             Marlin Business Services Corp.*                                                  9,085,440
            319,440             Platinum Underwriters Holding, Ltd.                                              9,433,063
                500             PXRE Group, Ltd.                                                                    12,765
             77,030             Redwood Trust, Inc.                                                              4,364,520
                                                                                                             --------------
                                                                                                                64,499,562
                                                                                                             --------------

                                HEALTH CARE - 19.8%

            188,660             Able Laboratories, Inc.*                                                         4,214,664
             83,120             America Service Group, Inc.*                                                     2,279,982
            295,280             American Healthways, Inc.*                                                       9,206,830
            125,600             Andrx Corp.*                                                                     2,743,104
            223,430             Apria Healthcare Group, Inc.*                                                    7,328,504
            109,940             eResearchTechnology, Inc.*                                                       1,350,063
            179,140             Exactech, Inc.*                                                                  3,127,784
            281,180             Merit Medical Systems, Inc.*                                                     3,987,132
            153,490             Millipore Corp.*                                                                 6,681,420
            253,873             Perrigo Co.                                                                      4,353,922
             94,720             ResMed, Inc.*                                                                    4,859,136
            224,170             Stericycle, Inc.*                                                               11,529,063
            124,900             Sunrise Senior Living, Inc.*                                                     5,724,167
             36,444             SurModics, Inc.*                                                                 1,070,360
            162,220             United Surgical Partners Int'l, Inc.*                                            6,389,845
                                                                                                             --------------
                                                                                                                74,845,978
                                                                                                             --------------
                                MATERIALS AND PROCESSING - 3.8%

             25,400             Neenah Paper, Inc.*                                                                810,006
            130,790             Rogers Corp.*                                                                    5,561,191
            450,580             RPM International, Inc.                                                          7,943,725
                                                                                                             --------------
                                                                                                                14,314,922
                                                                                                             --------------
                                OTHER ENERGY - 4.4%

             82,600             Foundation Coal Holdings*                                                        1,813,070
            106,500             Houston Exploration Co.*                                                         5,773,365
            597,240             Magnum Hunter Resources, Inc.*                                                   8,904,848
                                                                                                             --------------
                                                                                                                16,491,283
                                                                                                             --------------
                                PRODUCER DURABLES - 3.2%

            178,950             Orbital Sciences Corp.*                                                          1,818,132
            175,300             Plantronics, Inc.                                                                6,522,913
            110,498             Varian Semiconductor Equip. Assoc.*                                              3,787,871
                                                                                                             --------------
                                                                                                                12,128,916
                                                                                                             --------------
                                TECHNOLOGY 12.3%

            151,570             Benchmark Electronics, Inc.*                                                     4,845,693
            353,350             Diodes, Inc.*                                                                    7,491,020
             65,820             FLIR Systems, Inc.*                                                              4,011,729
            340,717             Ixia*                                                                            5,287,928
            163,400             J2 Global Communications, Inc.*                                                  5,307,232
            103,892             Kintera, Inc.*                                                                     753,217
            166,550             MAPICS, Inc.*                                                                    2,081,875
            127,750             Ninetowns Digital World Trade Hldgs*                                             1,156,010
            651,590             Online Resources Corp.*                                                          5,747,024
            297,580             Open Solutions, Inc.*                                                            6,493,196
            278,950             Ultimate Software Group, Inc.*                                                   3,542,664
                                                                                                             --------------
                                                                                                                46,717,588
                                                                                                             --------------

                                TOTAL INVESTMENT IN COMMON STOCKS - 86.7%
                                  (Identified cost, $302,553,621)                                              328,150,758
                                                                                                             --------------

           FACE
           AMOUNT               CASH EQUIVALENTS - 18.4%
           ------

        $69,635,000             State Street Bank and Trust Eurodollar
                                Time Deposit, at cost approximating value,
                                maturity 2/1/2005                                                               69,635,000
                                                                                                             --------------

                                TOTAL INVESTMENTS 105.1%                                                       397,785,758
                                                                                                             --------------
                                  (Identified cost, $372,188,621)

                                 CASH AND RECEIVABLES LESS LIABILITIES  - (5.1%)                               -19,146,322
                                                                                                             --------------

                                NET ASSETS - 100%                                                             $378,639,436
                                                                                                             ==============

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                    *    Non-income producing security

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


CENTURY SHARES TRUST
Portfolio of Investments
January 31, 2005
(Unaudited)


            Shares                                                                                               Value
            ------                                                                                             -----------
                                CONSUMER DISCRETIONARY - 11.1%

            137,420             CDW Corp.                                                                      $8,039,070
            136,690             Family Dollar Stores, Inc.                                                      4,572,281
             45,320             Home Depot, Inc.                                                                1,869,903
            155,810             Staples, Inc.                                                                   5,101,219
            105,910             Tiffany & Co.                                                                   3,328,751
            152,370             TJX Companies, Inc.                                                             3,815,345
            167,530             Wal-Mart Stores, Inc.                                                           8,778,572
                                                                                                              ------------
                                                                                                               35,505,141
                                                                                                              ------------
                                CONSUMER STAPLES 2.8%

             67,930             Sysco Corp.                                                                     2,375,512
            157,520             Walgreen Co.                                                                    6,711,927
                                                                                                              ------------
                                                                                                                9,087,439
                                                                                                              ------------
                                FINANCIAL SERVICES 47.7%

            236,800             AFLAC, Inc.                                                                     9,355,968
            181,394             Allstate Corp.                                                                  9,149,513
            234,016             American International Gr., Inc.                                               15,512,921
            115,000             Aon Corp.                                                                       2,615,100
                165             Berkshire Hathaway, Inc. CL A*                                                 14,833,500
            190,000             The Chubb Corp.                                                                14,151,200
            182,150             Cincinnati Financial Corp.                                                      8,036,458
            129,430             Gallagher (Arthur J.) & Co.                                                     3,837,600
            260,000             J.P. Morgan Chase & Co.                                                         9,705,800
            223,750             MBIA, Inc.                                                                     13,366,825
              8,000             Ohio Casualty Corp.*                                                              183,920
            109,000             The Progressive Corp.                                                           9,117,850
            290,000             Protective Life Corp.                                                          11,936,400
            265,100             RenaissanceRe Holdings Ltd.                                                    13,310,671
             71,500             SAFECO Corp.                                                                    3,310,450
            218,300             Torchmark Corp.                                                                11,919,180
             87,666             Waddell & Reed Fin'l, Inc. CL A                                                 1,917,255
                                                                                                              ------------
                                                                                                              152,260,611
                                                                                                              ------------
                                HEALTH CARE - 22.8%

            174,420             Abbott Laboratories                                                             7,852,387
             10,000             Barr Pharmaceuticals, Inc.*                                                       475,500
             58,920             Beckman Coulter, Inc.                                                           3,947,640
            184,770             Caremark Rx, Inc.*                                                              7,224,507
            227,830             Health Management Associates, Inc.                                              5,030,486
             94,780             Henry Schein, Inc.*                                                             6,450,727
            118,450             Johnson & Johnson, Inc.                                                         7,663,715
             53,610             Millipore Corp.*                                                                2,333,643
            354,930             Pfizer, Inc.                                                                    8,575,109
            163,980             UnitedHealth Group, Inc.                                                       14,577,822
             70,220             Wellpoint, Inc.*                                                                8,531,730
                                                                                                              ------------
                                                                                                               72,663,268
                                                                                                              ------------
                                PRODUCER DURABLES - 3.9%

            111,520             Donaldson Co., Inc.                                                             3,477,194
             87,930             United Technologies Corp.                                                       8,852,792
                                                                                                              ------------
                                                                                                               12,329,986
                                                                                                              ------------
                                TECHNOLOGY - 8.2%

            269,520             Check Point Software Tech. Ltd.*                                                6,543,946
            181,790             Citrix Systems, Inc.*                                                           3,899,396
            380,540             Microsoft Corp.                                                                10,000,591
            246,080             Texas Instruments, Inc.                                                         5,711,516
                                                                                                              ------------
                                                                                                               26,155,449
                                                                                                              ------------

                                TOTAL INVESTMENT IN COMMON STOCKS - 96.5%
                                  (Identified cost, $141,275,656)                                             308,001,894
                                                                                                              ------------

          FACE
          AMOUNT                CASH EQUIVALENTS - 3.5%
          ------
        $11,191,000             State Street Bank and Trust Eurodollar
                                Time Deposit, at cost approximating value,
                                maturity 2/1/2005                                                              11,191,000
                                                                                                              ------------

                                TOTAL INVESTMENTS - 100%                                                      319,192,894
                                                                                                              ------------
                                       (Identified cost, $152,466,656)

                                 LIABILITIES LESS, CASH AND RECEIVABLES - 0.0%                                     75,739
                                                                                                              ------------

                                NET ASSETS - 100%                                                            $319,268,633
                                                                                                              ============



                    *    Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                    /s/ Alexander L. Thorndike
                       --------------------------------------
                       Alexander L. Thorndike
                       Chairman (Principal Executive Officer)

Date:                  March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               March 31, 2005


By:                 /s/Steven Alfano
                    -----------------------------------------
                    Steven Alfano
                    Secretary (Principal Financial Officer)

Date:               March 31, 2005

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)